Contents of Significant Accounts - Purpose for Repurchase and Changes in Treasury Stock (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance	480,000	400,000
Increase	220,000	480,000
Decrease	700,000	400,000
Ending balance	0	480,000
Transfer to employees [member]
Disclosure of classes of share capital [line items]
Beginning balance	200,000	400,000
Increase	0	0
Decrease	200,000	200,000
Ending balance	0	200,000
Maintain credit and stockholders' rights and interests [member]
Disclosure of classes of share capital [line items]
Beginning balance	280,000	0
Increase	220,000	480,000
Decrease	500,000	200,000
Ending balance	0	280,000